HOTEL OPERATING COSTS (Details) ¥ in Millions, $ in Millions	9 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
HOTEL OPERATING COSTS.
Rents	¥ 2,973		¥ 2,903
Utilities	441		384
Personnel costs	2,701		2,180
Depreciation and amortization	1,063		1,047
Consumable, food and beverage	737		688
Others	915		885
Total	¥ 8,830	$ 1,242	¥ 8,087